Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Balance, at beginning	$ 3,197	$ 4,235	$ 4,203
Income tax (benefit) / expense	948	(1,038)	32
Balance, at end	$ 4,145	$ 3,197	$ 4,235